Regulatory Capital Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Regulatory Capital Financial Instruments	REGULATORY CAPITAL FINANCIAL INSTRUMENTS
As of December 31, 2025 and 2024, the Bank’s subordinated bonds classified as current and non-current are summarised below:

	As of December 31,
	2025	2024
	MCh$	MCh$
Current portion	202,169	-
Non- current portion	1,746,324	1,910,697
Total subordinated bonds	1,948,493	1,910,697
Detail of the subordinated bonds per currency is as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Subordinated bonds denominated in USD	181,378	199,701
Subordinated bonds denominated in UF	1,767,115	1,710,996
Total subordinated bonds	1,948,493	1,910,697
i.Placement of subordinated bonds
During 2025 the Bank has not issued or placed regulatory capital instruments.
ii.The maturities of subordinated bonds

	As of December 31,
	2025	2024
	MCh$	MCh$
Due within 1 year	202,169	-
Due after 1 year but within 2 years	-	201,066
Due after 2 year but within 3 years	124,099	-
Due after 3 year but within 4 years	-	131,208
Due after 4 year but within 5 years	181,378	-
Due after 5 years	1,440,847	1,578,423
Total subordinated bonds	1,948,493	1,910,697
iii.Balances of subordinated bonds

	As of December 31,
	2025	2024
	MCh$	MCh$
Balances as of January 1,	1,910,697	1,813,939
New issues/placements	-	-
Accrued interest at effective interés rate	31,807	31,935
Interest payments to the holder	(28,161)	(27,453)
Accrued due to UF	55,118	68,403
Exchange rate	(18,682)	23,930
Others	(2,286)	(57)
Balances as of December 31,	1,948,493	1,910,697